Supplement to the
Spartan® Extended Market Index Fund,
Spartan International Index Fund,
and Spartan Total Market Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
April 29, 2014
Prospectus

The following information replaces similar information for Spartan® Total Market Index Fund found in the "Fund Summary" section on page 9.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Institutional Class

Fidelity Advantage® Institutional Class

Management feeA	0.035%	0.035%
Distribution and/or Service (12b-1) fees	None	None
Other expenses A	0.035%	0.015%
Total annual operating expenses	0.07%	0.05%
Fee waiver and/or expense reimbursementB	0.03%	0.015%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.04%	0.035%

A Adjusted to reflect current fees.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.04% and 0.035%. These arrangements will remain in effect through April 30, 2015. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Institutional Class

Fidelity Advantage Institutional Class

1 year	$ 4	$ 4
3 years	$ 19	$ 14
5 years	$ 36	$ 26
10 years	$ 86	$ 62

The following information replaces similar information found in the "Fund Management" section on page 19.

Spartan Extended Market Index Fund's, Spartan International Index Fund's, and Spartan Total Market Index Fund's annual management fee rate is 0.06%, 0.06%, and 0.035%, respectively, of its average net assets.

On July 1, 2014, the Adviser reduced the management fee rate for Spartan Total Market Index Fund from 0.045% to 0.035%.

SIF-I-14-01  July 1, 2014
1.933378.105

Supplement to the
Spartan® Total Market Index Fund
Class F
April 29, 2014
Prospectus

The following information replaces similar information found in the "Fund Summary" section on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management feeA	0.035%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.001%
Total annual operating expenses	0.036%
Fee waiver and/or expense reimbursementB	0.001%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.035%

A Adjusted to reflect current fees.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class F of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of its average net assets, exceeds 0.035%. This arrangement will remain in effect through April 30, 2015. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 4
3 years	$ 12
5 years	$ 20
10 years	$ 46

The following information replaces similar information found in the "Fund Management" section on page 18.

The fund's annual management fee rate is 0.035% of its average net assets.

On July 1, 2014, the Adviser reduced the management fee rate for Spartan Total Market Index Fund from 0.045% to 0.035%.

STI-F-14-01  July 1, 2014
1.905902.108

Supplement to the

Fund	Institutional Class	Fidelity Advantage® Institutional Class
Spartan® Extended Market Index Fund		FSMAX
Spartan International Index Fund	FSPNX	FSPSX
Spartan Total Market Index Fund	FSKTX	FSKAX

Funds of Fidelity Concord Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

The following information supplements information for Spartan® Total Market Index Fund found in the "Management Contracts" section under the heading "Management Fees" on page 47.

On July 1, 2014, FMR reduced the management fee rate paid by Spartan Total Market Index Fund from 0.045% to 0.035%.

The following information supplements information for Spartan Total Market Index Fund found in the "Management Contracts" section under the heading "Sub-Adviser - Geode" on page 48.

On July 1, 2014, FMR reduced the fees paid to Geode from 0.045% to 0.035%.

SIF-IB-14-01  July 1, 2014
1.935052.103

Supplement to the

Fund	Investor Class	Fidelity Advantage® Class
Spartan® Extended Market Index Fund	FSEMX	FSEVX
Spartan International Index Fund	FSIIX	FSIVX
Spartan Total Market Index Fund	FSTMX	FSTVX

Funds of Fidelity Concord Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

The following information supplements information for Spartan Total Market Index Fund found in the "Management Contracts" section under the heading "Management Fees" on page 47.

On July 1, 2014, FMR reduced the management fee rate paid by Spartan Total Market Index Fund from 0.045% to 0.035%.

The following information supplements information for Spartan Total Market Index Fund found in the "Management Contracts" section under the heading "Sub-Adviser - Geode" on page 48.

On July 1, 2014, FMR reduced the fees paid to Geode from 0.045% to 0.035%.

SIFB-14-01  July 1, 2014
1.718587.128

Supplement to the

Spartan® Total Market Index Fund

Class F (FFSMX)

A Fund of Fidelity Concord Street Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

The following information supplements information for Spartan Total Market Index Fund found in the "Management Contracts" section under the heading "Management Fees" on page 36.

On July 1, 2014, FMR reduced the management fee rate paid by Spartan Total Market Index Fund from 0.045% to 0.035%.

The following information supplements information for Spartan Total Market Index Fund found in the "Management Contracts" section under the heading "Sub-Adviser - Geode" on page 36.

On July 1, 2014, FMR reduced the fees paid to Geode from 0.045% to 0.035%.

STI-FB-14-01  July 1, 2014
1.908702.106

Supplement to the
Spartan® Extended Market Index Fund,
Spartan International Index Fund,
and Spartan Total Market Index Fund
Investor Class and Fidelity Advantage® Class
April 29, 2014
Prospectus

The following information replaces similar information for Spartan Total Market Index Fund found in the "Fund Summary" section on page 9.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Investor Class

Fidelity Advantage Class

Management feeA	0.035%	0.035%
Distribution and/or Service (12b-1) fees	None	None
Other expenses A	0.065%	0.035%
Total annual operating expenses	0.10%	0.07%
Fee waiver and/or expense reimbursementB		0.02%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.05%

A Adjusted to reflect current fees.

B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.10% and 0.05%. These arrangements will remain in effect through April 30, 2015. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees.

Investor Class

Fidelity Advantage Class

1 year	$ 10	$ 5
3 years	$ 32	$ 20
5 years	$ 56	$ 37
10 years	$ 128	$ 88

The following information replaces similar information found in the "Fund Management" section on page 22.

Spartan Extended Market Index Fund's, Spartan International Index Fund's, and Spartan Total Market Index Fund's annual management fee rate is 0.06%, 0.06%, and 0.035%, respectively, of its average net assets.

On July 1, 2014, the Adviser reduced the management fee rate for Spartan Total Market Index Fund from 0.045% to 0.035%.

SIF-14-02  July 1, 2014
1.717993.143